Loss Per Common Share (Details) - Schedule of Computation of Basic and Diluted Income Per Share - Common Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Numerator:
Net Operating Loss (in Dollars)	$ (17,027)	$ (4,498)
Net Loss from Discontinued Operations (in Dollars)	(9,014)	(12,496)
Net Loss Attributable to Common Equity (in Dollars)	$ (26,041)	$ (16,994)
Denominator:
Weighted average basic common shares outstanding (in Shares)	4,821,318	2,113,509
Weighted average additional common shares outstanding if preferred shares converted to common shares (if dilutive) (in Shares)
Total weighted average common shares outstanding if preferred shares converted to common shares (in Shares)	4,821,318	2,113,509
Basic
Continuing Operations	$ (3.53)	$ (2.13)
Discontinued Operations	(1.87)	(5.91)
Basic Loss Per Share	(5.4)	(8.04)
Diluted
Continuing Operations	(3.53)	(2.13)
Discontinued Operations	(1.87)	(5.91)
Diluted Loss Per Share	$ (5.4)	$ (8.04)